Trade Accounts Receivable, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense		$ 2	$ 1
Number of customers	0	0	0
Receivables sold without recourse	49	56
Factoring transactions	204	570
Financial cost of factored amount		2	4
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense	1
Financial cost of factored amount	$ 1
Sales Revenue, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues	10.00%	10.00%	10.00%